As filed with the Securities and Exchange Commission on October 28, 2019

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 169	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 169	(X)

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code: (866) 831-7129

Scott C. Sipple

President & Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:

Ryan L. Logsdon

Vice President, Counsel & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on , pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act, Great-West Funds certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 28th day of October 2019.

GREAT-WEST FUNDS, INC.
(Registrant)

By:	/s/ Scott C. Sipple
Scott C. Sipple
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Gail H. Klapper Gail H. Klapper*	Director & Chair	October 28, 2019

/s/ Stephen G. McConahey Stephen G. McConahey*	Director	October 28, 2019

/s/ James A. Hillary James A. Hillary*	Director	October 28, 2019

/s/ R. Timothy Hudner R. Timothy Hudner*	Director	October 28, 2019

/s/ Steven A. Lake Steven A. Lake*	Director	October 28, 2019

/s/ Scott C. Sipple Scott C. Sipple	Director, President & Chief Executive Officer	October 28, 2019

/s/ Mary C. Maiers Mary C. Maiers	Chief Financial Officer & Treasurer	October 28, 2019

*By:	/s/ Ryan L. Logsdon	October 28, 2019
Ryan L. Logsdon (Attorney-in-fact)

Powers of Attorney for Ms. Klapper and Mr. McConahey are incorporated by reference to Registrant’s Post-Effective Amendment No. 141 to the Registration Statement filed on February 12, 2016 (File No. 2-75503). Powers of Attorney for Messrs. Hillary, Hudner and Lake are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 to the Registration Statement filed on April 28, 2017 (File No. 2-75503).

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase